UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08134

Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2007

Item 1. Schedule of Investments

Eaton Vance Florida Insured Municipals Fund                                                                         as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.2%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 7.4%
$1,000	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	$1,004,250
1,000	Jacksonville Economic Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,012,810
400	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	402,464
500	South Miami Health Facility Authority, Hospital Revenue, (Baptist Health), 5.00%, 8/15/42	497,105
		$2,916,629
Housing — 0.4%
$180	Pinellas County Housing Finance Authority, (Single Family Mortgage Revenue), (GNMA), (AMT), 5.80%, 3/1/29	$181,809
		$181,809
Industrial Development Revenue — 3.5%
$1,315	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,400,173
		$1,400,173
Insured-Education — 4.2%
$1,125	Florida Gulf Coast University Financing Corporation, (MBIA), 4.75%, 8/1/32	$1,132,751
250	Orange County Educational Facility Authority, (Rollins College Project), (AMBAC), 5.25%, 12/1/32	264,577
250	Orange County Educational Facility Authority, (Rollins College Project), (AMBAC), 5.25%, 12/1/37	263,913
		$1,661,241
Insured-Electric Utilities — 4.8%
$1,250	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	$1,251,300
600	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)	674,452
		$1,925,752
Insured-Escrowed/Prerefunded — 7.0%
$1,160	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 0.00%, 10/1/19	$696,232
1,000	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,104,240
900	Orange County Tourist Development Tax, (AMBAC), Prerefunded to 4/1/12, 5.125%, 10/1/30 (1)	958,392
		$2,758,864

1

Insured-General Obligations — 3.6%
$1,000	Florida Board of Education, Capital Outlay, (Public Education), Series F, (MBIA), 5.00%, 6/1/32 (2)	$1,025,400
330	Puerto Rico, (FSA), Variable Rate, 6.266%, 7/1/27 (3)(4)	385,565
		$1,410,965
Insured-Hospital — 5.5%
$770	Brevard County Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	$786,116
250	Jacksonville Economic Development Authority, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	265,695
1,000	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,122,730
		$2,174,541
Insured-Housing — 1.3%
$500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$503,750
		$503,750
Insured-Lease Revenue/Certificates of Participation — 1.3%
$500	Broward County School Board, Certificates of Participation, (FSA), 5.00%, 7/1/26	$510,915
		$510,915
Insured-Miscellaneous — 1.3%
$500	St. John’s County Industrial Development Authority, (Professional Golf), (MBIA), 5.00%, 9/1/23	$521,750
		$521,750
Insured-Solid Waste — 1.3%
$500	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$505,550
		$505,550
Insured-Special Assessment Revenue — 4.2%
$345	Celebration Community Development District, (MBIA), 5.125%, 5/1/20	$355,195
750	Crossings at Fleming Island Community Development District, (MBIA), 5.80%, 5/1/16	797,085
490	Julington Creek Plantation Community Development District, (MBIA), 5.00%, 5/1/29	501,221
		$1,653,501
Insured-Special Tax Revenue — 22.2%
$1,315	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$1,262,545
1,250	Clearwater, Spring Training Facilities, (MBIA), 5.375%, 3/1/31	1,421,625
1,245	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35 (1)	1,250,445
1,230	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	1,249,828
5,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	1,143,845

2

$1,220	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$114,265
225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	36,641
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	68,067
355	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	51,471
340	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	248,547
1,625	Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21	900,331
1,950	Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21	1,056,881
		$8,804,491
Insured-Transportation — 25.2%
$500	Dade County, Aviation Facilities, (Miami International Airport), (FSA), (AMT), 5.125%, 10/1/22	$505,020
500	Dade County, Seaport, (MBIA), 5.125%, 10/1/16	505,615
1,395	Florida Mid-Bay Bridge Authority, (AMBAC), 4.625%, 10/1/32	1,369,639
1,200	Greater Orlando Aviation Authority, (FGIC), (AMT), 5.25%, 10/1/18 (1)	1,236,092
500	Hillsborough County Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	503,450
1,125	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38 (1)	1,126,414
1,200	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34 (1)	1,206,384
500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	559,765
795	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	884,604
320	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	284,349
500	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/32	512,855
1,250	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/35	1,280,250
		$9,974,437
Insured-Water and Sewer — 16.9%
$250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	$254,210
1,000	Jacksonville, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,001,940
1,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/24	1,042,930
500	Marco Island Utility System, (MBIA), 5.00%, 10/1/27	517,805
1,000	Marion County Utility System, (FGIC), 5.00%, 12/1/31	1,019,500
750	Marion County Utility System, (MBIA), 5.00%, 12/1/28	774,570
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,046,670
250	Tallahassee Consolidated Utility System, (FGIC), 5.50%, 10/1/19	282,600
289	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27 (1)	290,346
461	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27 (1)	470,762
		$6,701,333

3

Special Tax Revenue — 2.1%
$810	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$837,734
		$837,734
Total Tax-Exempt Investments — 112.2%
(identified cost $42,886,822)		$44,443,435
Other Assets, Less Liabilities — (12.2)%		$(4,832,972)
Net Assets — 100.0%		$39,610,463

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2007, 88.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 40.0% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $385,565 or 1.0% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2007.

A summary of financial instruments at October 31, 2007, is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/07	41 U.S. Treasury Bond	Short	$(4,580,889)	$(4,616,344)	$(35,455)

4

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,625,000	5.503%	3 month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(31,901)
Merrill Lynch Capital Services, Inc.	$850,000	5.426%	3 month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(8,905)
Morgan Stanley Capital Services, Inc.	$625,000	5.428%	3 month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(5,866)
Morgan Stanley Capital Services, Inc.	$1,800,000	3.93%	USD-BMA Municipal Swap Index	December 20, 2007/ December 20 2037	$31,218
					$(15,454)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$37,793,334
Gross unrealized appreciation	$1,684,070
Gross unrealized depreciation	(118,969)
Net unrealized appreciation	$1,565,101

5

Eaton Vance Hawaii Municipals Fund                                                                                         as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.4%
$300	Hawaii Department of Budget and Finance, (Chaminade University of Honolulu), 4.75%, 1/1/36	$281,397
500	Hawaii Department of Budget and Finance, (Mid Pacific Institute), 4.625%, 1/1/36	457,700
		$739,097
Electric Utilities — 1.5%
$500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$325,660
		$325,660
Escrowed/Prerefunded — 5.5%
$750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	$804,472
270	Maui County, Prerefunded to 3/1/11, 5.00%, 3/1/21	282,668
95	Maui County, Prerefunded to 3/1/11, 5.50%, 3/1/19	100,939
		$1,188,079
General Obligations — 3.0%
$305	Maui County, 5.00%, 3/1/21	$315,907
105	Maui County, 5.50%, 3/1/19	110,854
285	Puerto Rico, 0.00%, 7/1/15	207,930
		$634,691
Hospital — 2.6%
$100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	$101,742
300	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	304,101
150	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	151,299
		$557,142
Industrial Development Revenue — 4.2%
$330	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	$339,392
600	Virgin Islands Public Financing Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	560,148
		$899,540
Insured-Education — 7.2%
$460	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	$460,782
240	University of Hawaii Board of Regents, University System, (FSA), 5.00%, 10/1/18	250,159
375	University of Hawaii, (MBIA), 4.25%, 7/15/30	357,877
500	University of Hawaii, (MBIA), 4.50%, 7/15/32	490,100
		$1,558,918

1

Insured-Electric Utilities — 6.3%
$250	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	$260,572
500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	499,620
600	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)	606,348
		$1,366,540
Insured-Escrowed/Prerefunded — 9.8%
$100	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	$108,041
350	Hawaii County, (FGIC), Prerefunded to 7/15/11, 5.125%, 7/15/21	369,649
1,250	Honolulu, City and County Board Water Supply Systems, (FSA), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,324,825
300	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)	319,805
		$2,122,320
Insured-General Obligations — 15.9%
$250	Hawaii County, (AMBAC), 4.25%, 7/15/27	$239,885
350	Hawaii County, (FGIC), 5.55%, 5/1/10	367,591
375	Hawaii, (FSA), 5.125%, 2/1/22	392,062
1,000	Hawaii, (MBIA), 5.25%, 5/1/24 (2)	1,072,110
500	Kauai County, (FGIC), 5.00%, 8/1/29	519,985
300	Kauai County, (MBIA), 5.00%, 8/1/24	310,650
290	Maui County, (MBIA), 5.00%, 3/1/25	302,542
200	Puerto Rico, (FSA), Variable Rate, 6.266%, 7/1/27 (3)(4)	233,676
		$3,438,501
Insured-Lease Revenue/Certificates of Participation — 3.9%
$805	Hawaii State Housing Development Corp., (Kapolei Office), (FSA), 5.00%, 11/1/31	$835,421
		$835,421
Insured-Special Tax Revenue — 3.9%
$95	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$36,533
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	138,496
2,675	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	491,397
770	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	72,118
140	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	22,799
280	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	42,829
225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	32,623
		$836,795
Insured-Transportation — 20.5%
$575	Hawaii Airports System, (FGIC), (AMT), 5.25%, 7/1/21	$593,803
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	258,693
900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	920,412
500	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/31	504,975

2

$480	Puerto Rico Commonwealth Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	$528,970
450	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	500,720
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32 (1)	1,116,595
		$4,424,168
Insured-Water and Sewer — 11.8%
$180	Honolulu, City and County Board Water Supply Systems, (FGIC), 5.00%, 7/1/33	$185,647
500	Honolulu, City and County Board Water Supply Systems, (MBIA), 4.75%, 7/1/31	504,745
1,000	Honolulu, City and County Wastewater System, (FGIC), 0.00%, 7/1/18	635,540
1,250	Honolulu, City and County Wastewater System, (MBIA), 4.50%, 7/1/37	1,213,063
		$2,538,995
Other Revenue — 2.9%
$600	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (1)	$633,694
		$633,694
Special Tax Revenue — 4.9%
$250	Hawaii Highway Revenue, 5.50%, 7/1/18	$281,478
505	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	522,291
250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	254,968
		$1,058,737
Total Tax-Exempt Investments — 107.3% (identified cost $22,443,256)		$23,158,298
Other Assets, Less Liabilities — (7.3)%		$(1,568,312)
Net Assets — 100.0%		$21,589,986

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2007, 73.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 26.7% of total investments.

3

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $233,676 or 1.1% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2007.

A summary of financial instruments at October 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/07	16 U.S. Treasury Bond	Short	$(1,788,872)	$(1,801,500)	$(12,628)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$650,000	4.003%	USD-BMA	July 24, 2008/
			Municipal	July 24, 2038
			Swap Index		$10,028
Lehman Brothers, Inc.	$825,000	5.503%	3 month USD-	September 28, 2008/
			LIBOR-BBA	September 28, 2038	$(16,196)
Merrill Lynch Capital Services, Inc.	$750,000	5.426%	3 month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(7,857)
Morgan Stanley Capital Services, Inc.	$275,000	5.428%	3 month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(2,581)
					$(16,606)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accruals.

At October 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$20,354,316
Gross unrealized appreciation	$909,652
Gross unrealized depreciation	(155,670)
Net unrealized appreciation	$753,982

4

Eaton Vance High Yield Municipals Fund                                                                                   as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.3%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.4%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,018,270
1,910	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,926,139
4,520	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	4,654,515
2,050	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	2,035,855
1,140	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	1,070,221
		$16,705,000
Education — 2.2%
$12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32 (1)	$12,427,800
5,900	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	5,820,232
800	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	769,592
3,975	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,988,356
3,405	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	3,350,554
		$26,356,534
Electric Utilities — 3.7%
$4,920	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$4,535,404
3,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	3,070,860
4,500	Chula Vista, CA, (San Diego Gas), (AMT), 5.00%, 12/1/27	4,542,435
22,950	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	22,505,688
4,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	4,127,480
3,965	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,034,070
1,500	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	1,516,725
		$44,332,662

Escrowed / Prerefunded — 6.1%
$25,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21	$13,646,750
4,300	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (2)	5,366,228
2,300	Colorado Health Facilities Authority, (Volunteers of America), Prerefunded to 7/1/08, 5.75%, 7/1/20	2,378,867
3,600	Colorado Health Facilities Authority, (Volunteers of America), Prerefunded to 7/1/08, 5.875%, 7/1/28	3,726,360
1,100	Colorado Health Facilities Authority, (Volunteers of America), Prerefunded to 7/1/09, 6.00%, 7/1/29	1,149,082
9,500	Dawson Ridge, CO, Metropolitan District #1, Series A, Escrowed to Maturity, 0.00%, 10/1/22	4,806,525
3,500	Dawson Ridge, CO, Metropolitan District #1, Series B, Escrowed to Maturity, 0.00%, 10/1/22	1,770,825
3,685	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.25%, 10/1/18 (3)	4,194,930
1,795	Grove City, PA, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,857,251
754	New York, NY, Prerefunded to 6/1/13, 5.25%, 6/1/28 (1)	820,011
5,250	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	5,404,350
13,345	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39	15,449,907
7,050	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39 (1)	8,161,996
1,500	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	1,530,660
3,550	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	3,786,146
		$74,049,888
General Obligations — 3.3%
$10,000	California, 4.50%, 9/1/36	$9,270,300
15,175	California, 4.75%, 9/1/35	14,796,535
1,195	California, 5.00%, 2/1/32	1,208,707
1,325	California, 5.00%, 11/1/37 (7)	1,344,279
2,195	California, 5.25%, 2/1/30	2,312,169
2,000	California, 5.25%, 2/1/33	2,068,840
8,246	New York, NY, 5.25%, 6/1/28 (1)	8,605,299
		$39,606,129

Health Care-Miscellaneous — 1.7%
$2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,900,022
750	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan-93, 7.75%, 7/1/17	750,585
3,600	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), Series A, 6.50%, 10/1/37	3,684,240
1,363	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36 (2)	1,406,384
703	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36 (2)	725,931
581	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36 (2)	600,394
1,270	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36 (2)	1,314,036
1,067	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36 (2)	1,104,128
212	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36 (2)	220,150
482	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36 (2)	500,620
1,336	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36 (2)	1,387,442
528	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36 (2)	549,290
1,057	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36 (2)	1,099,204
337	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36 (2)	349,842
4,460	Yavapai County, AZ, Industrial Development Revenue, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,270,049
		$20,862,317

Hospital — 15.8%
$2,120	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$2,107,174
7,650	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	7,672,414
11,455	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	11,371,493
19,600	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	19,855,976
2,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	1,969,140
8,300	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	7,913,469
3,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	3,914,898
2,190	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	2,257,255
19,135	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39	18,207,144
905	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	925,363
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	903,683
1,000	Henderson, NV, Health Care Facility, (Catholic Healthcare West), 5.625%, 7/1/24	1,050,590
10,000	Highlands County, FL, Health Facility Authority, (Adventist), 5.125%, 11/15/32	10,104,300
16,695	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/36	16,469,784
5,000	Johnson City, TN, Health and Educational Facilities Board, 5.50%, 7/1/36	5,070,100
12,870	Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	2,261,130
9,195	Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	9,151,508
7,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.375%, 7/1/23	7,261,170
2,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	2,080,080
2,500	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	2,256,550
2,500	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 5.25%, 3/1/36	2,415,825
2,000	New Hampshire Health and Educational Facilities Authority, (Littleton Hospital), 6.00%, 5/1/28	2,013,800

$2,000	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	$2,014,560
7,200	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	7,211,520
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,583,782
10,000	Sullivan County, TN, Health, Educational and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	9,874,800
26,940	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	24,549,614
3,410	Washington County, AR, Hospital Revenue, (Regional Medical Center), 5.00%, 2/1/35	3,298,902
1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,347,668
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,635,500
		$190,749,192
Housing — 2.5%
$4,865	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$4,854,102
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19 (2)	4,347,480
2,390	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	2,664,085
1,705	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,772,313
450	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	466,560
5,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49 (2)	5,204,900
4,000	Muni Mae Tax-Exempt Bond, LLC, 5.90%, 11/29/49 (2)	4,158,960
3,005	Oregon Health Authority, (Trillium Affordable Housing), (AMT), Series A, 6.75%, 2/15/29	3,129,527
1,345	Oregon Health Authority, (Trillium Affordable Housing), (AMT), Series B, 6.75%, 2/15/29	1,372,573
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/08 (4)	836,780
2,000	Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31 (4)	2,102,900
		$30,910,180

Industrial Development Revenue — 17.5%
$2,109	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$2,127,978
3,065	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	3,437,827
15,000	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 5.25%, 12/1/29	13,371,900
13,865	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.125%, 5/15/33	13,498,825
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,043,489
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,985,020
5,000	Courtland, AL, Industrial Development Board, (Solid Waste Disposal), (International Paper Co.), (AMT), 5.20%, 6/1/25	4,888,800
10,185	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	9,297,479
8,840	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	8,656,216
8,085	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	7,844,795
2,700	Hancock County, KY, (Southwire Co.), (AMT), 7.75%, 7/1/25	2,724,030
3,555	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,629,335
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	5,521,013
7,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,128,075
5,645	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	6,010,627
21,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	22,360,170
2,730	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,757,518
590	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	630,627
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), Series C, 7.375%, 1/15/22	1,311,999
2,850	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	2,809,131
3,400	Morgantown, KY, Solid Waste Revenue, (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22	3,456,032
13,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	13,154,310
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	3,052,560

$4,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), 8.00%, 8/1/28	$4,607,520
7,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 7.625%, 8/1/25	7,897,750
5,995	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), 8.50%, 8/1/28	6,712,781
8,200	Phoenix, AZ, Industrial Development Agency, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,233,292
825	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	824,926
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	3,132,660
36,250	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	35,915,775
		$211,022,460
Insured-Education — 0.9%
$10,000	Broward Country, Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/26 (1)	$10,393,096
		$10,393,096
Insured-Electric Utilities — 2.0%
$13,200	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.60%, 5/1/26 (5)	$12,734,304
7,810	Matagorda County, Navigation District No.1, (AEP Texas Central Co.), (MBIA), 5.20%, 5/1/30	8,062,185
3,825	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)	3,865,469
		$24,661,958
Insured-Escrowed / Prerefunded — 0.5%
$6,000	New Jersey Turnpike Authority, (MBIA), Prerefunded to 1/1/10, 5.50%, 1/1/30 (1)	$6,258,840
		$6,258,840
Insured-General Obligations — 5.2%
$4,555	California, (AMBAC), 5.00%, 2/1/28 (1)	$4,941,399
9,855	Clark County, NV, (AMBAC), 2.50%, 11/1/36	6,309,072
15,000	Connecticut, (AMBAC), 5.25%, 6/1/19 (1)	16,672,650
5,000	District of Columbia, (FGIC), Variable Rate, 6.932%, 6/1/33 (2)(6)	5,057,900
2,850	Geary County, KS, (XLCA), 3.50%, 9/1/30	2,370,972
1,095	Geary County, KS, (XLCA), 3.50%, 9/1/31	902,280
4,740	Mississippi, (FSA), 5.25%, 11/1/21 (1)	5,281,450
9,990	Puerto Rico, (AGC), 5.50%, 7/1/29 (1)	11,445,809
4,900	Puerto Rico, (FSA), Variable Rate, 6.266%, 7/1/27 (2)(6)	5,725,062
4,330	Texas (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	4,180,961
		$62,887,555

Insured-Hospital — 0.6%
$7,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27 (1)	$7,541,586
		$7,541,586
Insured-Housing — 0.8%
$5,415	Connecticut Housing Authority, Housing Mortgage, (AMBAC), 5.10%, 11/15/38 (7)	$5,369,027
3,945	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36 (1)	4,036,800
13	Virginia Housing Development Authority, (MBIA), Variable Rate, 7.609%, 7/1/36 (2)(6)	14,171
		$9,419,998
Insured-Other Revenue — 0.6%
$10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26	$4,267,901
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	3,656,200
		$7,924,101
Insured-Special Tax Revenue — 2.5%
$1,860	Louisiana Gas and Fuels Tax, (FGIC), 4.50%, 5/1/41	$1,786,939
9,390	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	9,406,245
8,300	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	8,177,658
48,875	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	4,577,633
9,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	1,471,350
17,920	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	2,741,043
14,320	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	2,076,257
		$30,237,125
Insured-Student Loan — 0.9%
$11,500	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$10,943,515
		$10,943,515
Insured-Transportation — 5.2%
$2,250	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$2,283,008
4,995	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (FSA), 5.50%, 11/1/18 (1)	5,315,829
15,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/33	3,813,600
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/34	4,800,000
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	2,253,600
6,170	Harris County, TX, Toll Road, Senior Lien, (MBIA), 4.50%, 8/15/36	5,933,627
6,600	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), 5.00%, 1/1/36	6,636,432

$14,400	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), 5.00%, 1/1/36 (1)	$14,479,560
10,020	San Jose Airport Revenue, (AMBAC), (AMT), Series A, 5.00%, 3/1/37	10,093,647
20,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	6,770,400
		$62,379,703
Insured-Water and Sewer — 1.5%
$4,840	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	$4,700,221
2,245	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	2,089,893
7,510	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	7,359,274
10,000	Rahway Valley, NJ, Sewerage Authority, (MBIA), 0.00%, 9/1/29	3,565,200
		$17,714,588
Lease Revenue / Certificates of Participation — 1.8%
$21,000	Greenville County, SC, School District, 5.00%, 12/1/24 (1)	$21,862,470
		$21,862,470
Nursing Home — 0.5%
$2,385	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,429,385
1,150	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	1,119,640
2,975	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,981,367
		$6,530,392
Other Revenue — 12.5%
$65,780	Buckeye, OH, Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$3,984,952
2,630	Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/47	2,553,283
8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	582,880
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	6,976,074
45,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	2,894,850
38,300	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,345,479
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26 (2)	5,994,840
2,105	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	2,021,011
18,250	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 5.50%, 6/1/33 (1)	19,993,970
6,600	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 5.625%, 6/1/38 (1)	7,272,111
2,295	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 6.625%, 6/1/40	2,643,863

$2,410	Main Street, GA, National Gas Inc., Gas Project Revenue, Series A, 5.50%, 9/15/27	$2,461,164
12,000	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	11,955,720
4,940	Mohegan Tribe Indians, CT, Gaming Authority, 6.25%, 1/1/31 (2)	5,163,584
14,000	Non-Profit Preferred Funding Trust I, 5.17%, 9/15/37 (2)	13,073,480
5,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	454,595
20,000	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	17,019,400
650	Otero County, NM, Jail Project, 5.50%, 4/1/13	643,234
1,205	Otero County, NM, Jail Project, 5.75%, 4/1/18	1,187,793
250	Otero County, NM, Jail Project, 6.00%, 4/1/23	250,500
455	Otero County, NM, Jail Project, 6.00%, 4/1/28	452,061
1,926	Pueblo of Santa Ana, NM, 15.00%, 4/1/24 (2)	1,935,301
6,000	Puerto Rico Infrastructure Financing Authority, Series A, 5.50%, 10/1/32 (1)	6,336,936
1,913	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	1,953,316
9,000	Seminole Tribe, Special Obligation Revenue, 5.25%, 10/1/27 (2)	8,926,020
6,135	Seminole Tribe, Special Obligation Revenue, Series A, 5.50%, 10/1/24 (2)	6,273,528
2,200	Texas Municipal Gas Acquisition and Supply Corp., Class I, Variable Rate, 5.64%, 12/15/17 (2)(6)	1,636,250
2,990	Tobacco Settlement Financing Corp., NJ, 4.75%, 6/1/34	2,494,617
22,830	Tobacco Settlement Financing Corp., VA , 0.00%, 6/1/47	1,677,777
8,955	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26 (2)	8,624,829
2,470	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	2,513,941
		$151,297,359
Senior Living / Life Care — 7.5%
$7,475	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$7,721,077
2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (8)	2,377,175
1,575	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	1,494,518
6,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	5,603,040
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27 (8)	2,066,190
8,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	7,885,664
3,000	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,923,710
5,690	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	5,470,935
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/13	532,100
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/13	504,140

$1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/14	$477,760
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/14	452,770
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/15	429,190
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/15	406,820
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/16	385,630
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/16	365,590
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/17	346,500
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/17	328,560
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/18	311,520
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/18	295,320
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/19	280,020
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/19	265,500
7,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,363,500
7,000	Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	6,620,040
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,554,812
6,100	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	5,952,929
1,085	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	1,002,594
1,385	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,234,201
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	6,496,462
500	North Carolina Medical Care Commission (United Methodist), 5.25%, 10/1/24	484,720
1,600	North Carolina Medical Care Commission (United Methodist), 5.50%, 10/1/32	1,551,408
7,315	North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 1/1/41	3,670,301
3,500	North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42	3,370,220

$530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	$523,672
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,246,229
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,463,440
2,000	Suffolk County, NY, Industrial Development Agency, (Jeffersons Ferry Project), 5.00%, 11/1/28	1,891,840
		$90,350,097
Special Tax Assessment — 0.4%
$1,500	Poinciana West, FL, Community Development District, 6.00%, 5/1/37	$1,474,545
3,000	University Square, FL, Community Development District, 5.875%, 5/1/38	2,897,010
		$4,371,555
Special Tax Revenue — 8.2%
$1,260	Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$1,089,509
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,277,632
3,025	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	3,160,490
283	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	283,354
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	5,784,188
3,625	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,128,556
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32 (1)	22,373,937
2,325	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	2,383,381
2,500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	2,577,400
2,250	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	2,358,855
3,980	New River, FL, Community Development District, (Capital Improvments), 5.00%, 5/1/13	3,771,806
32,370	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	33,478,349
6,365	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	5,543,533
2,435	Southern Hills, FL, Plantation Community Development District, 5.80%, 5/1/35	2,324,159
3,755	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37	3,302,560
5,000	Tisons Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11	4,791,150
		$98,628,859

Transportation — 3.1%
$750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$730,365
3,425	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	3,415,444
8,875	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	8,731,580
14,735	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (American Airlines, Inc.), 5.50%, 11/1/30	13,530,414
900	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	945,648
1,080	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,138,666
2,320	Port Authority of New York and New Jersey, 4.50%, 9/1/35	2,187,180
5,000	Port Authority of New York and New Jersey, 4.75%, 4/15/37 (1)	4,845,750
1,500	Walker Field, CO, Public Airport Authority, 4.75%, 12/1/27	1,380,435
1,100	Walker Field, CO, Public Airport Authority, 5.00%, 12/1/22	1,085,623
		$37,991,105
Water and Sewer — 1.4%
$7,680	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$6,633,293
10,000	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33 (1)	10,031,060
		$16,664,353
Total Tax-Exempt Investments — 110.3% (identified cost $1,323,210,551)		$1,332,652,617
Other Assets, Less Liabilities — (10.3)%		$(124,704,121)
Net Assets — 100.0%		$1,207,948,496

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At October 31, 2007, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	13.5%
Others, representing less than 10% individually	96.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2007,

18.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 7.1% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $90,759,954 or 7.5% of the net assets.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Defaulted bond.
(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2007.
(7)	When-issued security.
(8)	Security is in default with respect to scheduled principal payments.

At October 31, 2007, the Fund had the following open futures contracts:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/07	1,678 U.S. Treasury Bond	Short	$(187,602,393)	$(188,932,313)	$(1,329,920)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Depreciation
Lehman Brothers, Inc.	$52,550,000	5.503%	3 month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(1,031,622)
Merrill Lynch Capital Services, Inc.	$48,775,000	5.426%	3 month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(510,962)
Morgan Stanley Capital Services, Inc.	$17,125,000	5.428%	3 month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(160,741)
					$(1,703,325)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest rate payment accruals.

At October 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,173,929,010
Gross unrealized appreciation	$39,507,559
Gross unrealized depreciation	(27,277,190)
Net unrealized appreciation	$12,230,369

Eaton Vance Kansas Municipals Fund                                                                                        as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.3%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 1.5%
$125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.66%, 7/1/25 (1)(2)	$137,021
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.66%, 7/1/37 (1)(2)	393,472
		$530,493
Escrowed/Prerefunded — 6.1%
$550	Kansas Highway Transportation Department, Prerefunded to 9/1/09, 5.25%, 9/1/19	$567,660
415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	315,446
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	725,530
500	University of Kansas Hospital Authority, Prerefunded to 9/1/12, 5.50%, 9/1/22	543,505
		$2,152,141
Hospital — 9.3%
$500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	$511,110
750	Lawrence Memorial Hospital, 5.125%, 7/1/36	757,267
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	825,808
250	Sedgwick County Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	254,742
410	University of Kansas Hospital Authority, 4.50%, 9/1/32	375,011
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	524,260
		$3,248,198
Insured-Education — 7.0%
$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$107,392
250	Kansas Development Finance Authority, (Kansas State University Housing Systems), (MBIA), 4.375%, 4/1/32	241,045
1,000	Kansas Development Finance Authority, (Kansas State University Housing Systems), (MBIA), 4.50%, 4/1/37	962,860
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	353,215
750	Kansas Development Finance Authority, (University of Kansas Center for Research), (XLCA), 5.00%, 2/1/26	779,482
		$2,443,994
Insured-Electric Utilities — 7.1%
$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$260,922
1,000	Burlington, Pollution Control Revenue, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	1,050,740

1

$665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	$645,848
500	Wyandotte County & Kansas City Unified Government Utilities System, (FSA), 5.00%, 9/1/28	516,765
		$2,474,275
Insured-Escrowed/Prerefunded — 22.2%
$250	Butler and Sedgwick County, Unified School District #385, (FGIC), Prerefunded to 9/1/10, 5.00%, 9/1/19	$260,487
250	Butler and Sedgwick County, Unified School District #385, (FSA), Prerefunded to 9/1/09, 5.40%, 9/1/18	258,690
1,350	Butler County, Unified School District #490, (FSA), Prerefunded 9/1/15, 5.00%, 9/1/30	1,469,772
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	538,000
250	Johnson County, Unified School District #232, (FSA), Prerefunded to 9/1/10, 4.75%, 9/1/19	258,812
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	261,582
55	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), Prerefunded to 11/15/11, 5.375%, 11/15/24	58,820
750	Leavenworth County, Unified School District #464, (MBIA), Prerefunded 9/1/15, 5.00%, 9/1/28	816,540
500	Lyon County, Unified School District #253, (FGIC), Prerefunded 9/1/12, 4.75%, 9/1/21	526,980
250	Pratt, Electric System, (AMBAC), Prerefunded to 5/1/10, 5.25%, 5/1/18	260,842
690	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (3)	735,552
750	Scott County, Unified School District #466, (FGIC), Prerefunded to 9/1/12, 5.00%, 9/1/22	798,735
500	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/09, 5.00%, 11/1/19	515,100
500	Topeka, Water Pollution Control Utility System, (FGIC), Prerefunded to 8/1/08, 5.40%, 8/1/31	512,095
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	521,660
		$7,793,667
Insured-General Obligations — 10.9%
$870	Geary County, (XLCA), 3.50%, 9/1/31	$716,880
350	Geary County, Unified School District #475, (MBIA), 3.00%, 9/1/26	280,515
600	Johnson County, Unified School District #231, (AMBAC), 5.00%, 10/1/27	628,776

2

$200	Johnson County, Unified School District #231, (FGIC), 6.00%, 10/1/16	$232,678
300	Johnson County, Unified School District #233, (FGIC), 5.50%, 9/1/17	338,040
240	Puerto Rico, Series A, (MBIA), 5.50%, 7/1/20 (3)	273,309
750	Reno County, Unified School District #308, (MBIA), 4.00%, 9/1/26	705,495
150	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	129,377
600	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	507,054
		$3,812,124
Insured-Hospital — 7.7%
$250	Coffeyville Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$256,835
500	Kansas Development Finance Authority, (Sisters of Charity - Leavenworth), (MBIA), 5.00%, 12/1/25	506,735
500	Kansas Development Finance Authority, (St. Luke’s/Shawnee Mission), (MBIA), 5.375%, 11/15/26	505,490
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 4.75%, 11/15/36	598,860
545	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	573,929
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	256,833
		$2,698,682
Insured-Housing — 0.8%
$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	$263,460
		$263,460
Insured-Industrial Development Revenue — 0.7%
$250	Wyandotte, (BPU Office Building), (MBIA), 5.00%, 5/1/21	$259,538
		$259,538
Insured-Lease Revenue/Certificates of Participation — 2.6%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21 (4)	$525,175
360	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24 (3)	394,996
		$920,171

3

Insured-Other Revenue — 2.8%
$250	Kansas Development Finance Authority, (Department of Administration), (FGIC), 5.00%, 11/1/25	$262,090
440	Kansas Development Finance Authority, (Kansas State Projects), (MBIA), 5.00%, 5/1/26	458,850
250	Kansas Development Finance Authority, (Kansas State Projects), (MBIA), 5.25%, 11/1/26	269,035
		$989,975
Insured-Special Tax Revenue — 5.4%
$250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$96,140
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	35,822
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	728,198
2,895	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	271,146
530	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	86,311
3,685	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	563,658
850	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	123,242
		$1,904,517
Insured-Transportation — 5.7%
$750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	$781,920
600	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (3)	667,626
500	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	557,930
		$2,007,476
Insured-Water and Sewer — 7.0%
$1,000	Chisholm Creek Utility Authority, Water & Wastewater Facilities, (AMBAC), 4.25%, 9/1/29	$950,200
500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	520,455
1,000	Lawrence Water and Sewer System, (MBIA), 4.50%, 11/1/32	980,140
		$2,450,795
Special Tax Revenue — 1.2%
$410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$424,038
		$424,038
Water and Sewer — 3.3%
$1,000	Johnson County, Water District #1, 4.25%, 6/1/32	$938,800
200	Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/21	208,640
		$1,147,440

4

Total Tax-Exempt Investments — 101.3% (identified cost $34,617,084)	$35,520,984
Other Assets, Less Liabilities — (1.3)%	$(460,469)
Net Assets — 100.0%	$35,060,515

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2007, 78.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 28.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $530,493 or 1.5% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at October 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/07	40 U.S. Treasury Bond	Short	$(4,448,570)	$(4,503,750)	$(55,180)

5

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,000,000	4.003%	USD-BMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$15,428
Lehman Brothers, Inc.	$725,000	5.503%	3 month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$(14,233)
Merrill Lynch Capital Services, Inc.	$500,000	5.426%	3 month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(5,238)
Morgan Stanley Capital Services, Inc.	$500,000	5.428%	3 month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(4,693)
					$(8,736)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$33,285,931
Gross unrealized appreciation	$1,215,231
Gross unrealized depreciation	(240,178)
Net unrealized appreciation	$975,053

6

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	December 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	December 26, 2007

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	December 26, 2007